[LOGO] Merrill Lynch  Investment Managers                        www.mlim.ml.com

                        Annual Report

                        December 31, 2001

                        Mercury
                        QA Large Cap
                        Value Fund
                        of Mercury QA Equity Series, Inc.

PORTFOLIO INFORMATION

GEOGRAPHIC ASSET MIX (UNAUDITED)

As a Percentage of Net Assets as of December 31, 2001*

A pie chart depicting portfolio composition according to regional representation for the period ended December 31, 2001.

United States--96.1%
Netherlands--2.2%
Canada--1.1%
Bermuda--0.2%

* Total may not equal 100%.

AS OF DECEMBER 31, 2001 (UNAUDITED)

Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
--------------------------------------------------------------------------------
Citigroup Inc.                                                           6.0%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                  5.6
--------------------------------------------------------------------------------
Verizon Communications                                                   3.0
--------------------------------------------------------------------------------
SBC Communications Inc.                                                  2.7
--------------------------------------------------------------------------------
AOL Time Warner Inc.                                                     2.6
--------------------------------------------------------------------------------
Tyco International Ltd.                                                  2.4
--------------------------------------------------------------------------------
Royal Dutch Petroleum Company (NY Registered Shares)                     2.2
--------------------------------------------------------------------------------
ChevronTexaco Corporation                                                2.0
--------------------------------------------------------------------------------
Bank of America Corporation                                              1.9
--------------------------------------------------------------------------------
AT&T Corp.                                                               1.8
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Financial Services                                                      14.0%
--------------------------------------------------------------------------------
Telecommunications                                                      11.9
--------------------------------------------------------------------------------
Banks                                                                    9.6
--------------------------------------------------------------------------------
Oil--International                                                       7.8
--------------------------------------------------------------------------------
Insurance                                                                3.4
--------------------------------------------------------------------------------


              December 31, 2001 (2) Mercury QA Large Cap Value Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to provide you with this annual report for Mercury QA Large Cap Value Fund. For the 12 months ended December 31, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -15.54%, -15.80%, -16.46% and -16.46%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6-8 of this report to shareholders.) In comparison, the unmanaged Standard & Poor's/Barra Value Index had a total return of -11.71% for the same period.

The Fund is a diversified portfolio of large cap value stocks. The year 2001 was difficult for the Fund as many of its top holdings performed negatively. For example, our holding in Emerson Electric Co. (-27.5%) was particularly hard hit. Our positions in Computer Associates International, Inc. (+76%) and Sears, Roebuck & Co. (+37%) performed positively but their performance was not enough to make 2001 a successful year for the Fund.

Economic Environment

Looking ahead, there are plenty of reasons for measured confidence in 2002. The average length of the nine recessions since World War II has been 11 months while the longest recession lasted 16 months. Based on the historical average, the current recession would end in February and based on the longer scenario, it could last until July. Low short-term interest rates are encouraging people to refinance their mortgages and buy cars, and fuel prices are also relatively low. The Dow Jones Industrial Average finished the year above 10,000, an important psychological barrier for investors, and though the NASDAQ Composite Index did not exceed the 2,000 mark, the fourth quarter of 2001 was its best three-month performance, second only to the last quarter of 1999 when the Internet bubble was nearing its peak. In addition, consumer confidence rose to a four-month high in December, the biggest one-month surge in four years. That leap stands in stark contrast to December 2000, when consumer confidence registered the fourth largest one-month drop since 1978.

The news is not all good, of course. In addition to high valuations and weak corporate earnings, corporations will not likely make sizeable capital investments anytime soon. Unemployment is expected to continue to rise and consumers remain deeply in debt. The US economic stimulus package has been held up by partisan politics, which only shows signs of escalating. Indeed, as focus shifts away from the war on terrorism, party leaders are pointing fingers of blame for the recession. President Bush has acknowledged that, following on the heels of the largest budget surplus ever in 2000, there may be a budget deficit this year, the first since 1997. Furthermore, we are still at war and the possibility of another terrorist attack remains. Finally, there is no shortage of economic upheaval overseas and the shock waves from the collapse of Argentina's economy may yet affect the United States.


              December 31, 2001 (3) Mercury QA Large Cap Value Fund

In Conclusion

On January 14, 2002, the Fund's Board of Directors approved a proposal to liquidate the Fund and terminate its operations. The Fund accordingly is expected to liquidate on or about March 28, 2002. We thank you for your support of Mercury QA Large Cap Value Fund.

Sincerely,

/s/ Terry K. Glenn                      /s/ Philip Green

Terry K. Glenn                          Philip Green
President and Director                  Senior Vice President and
                                        Portfolio Manager

February 18, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


              December 31, 2001 (4) Mercury QA Large Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


              December 31, 2001 (5) Mercury QA Large Cap Value Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Mercury QA Large Cap Value Fund's Class I, Class A, Class B & Class C Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Mercury QA Large Cap Value Fund's Class I, Class A, Class B & Class C Shares compared to growth of an investment in the S&P/Barra Value Index. Values are from June 2, 2000 to December 2001.

                                                6/02/00**    12/00        12/01

Mercury QA Large Cap Value Fund+--
Class I Shares*                                 $ 9,475      $ 9,314      $7,867
Class A Shares*                                 $ 9,475      $ 9,295      $7,826
Class B Shares*                                 $10,000      $ 9,780      $7,843
Class C Shares*                                 $10,000      $ 9,780      $8,170

                                                6/30/00**    12/00        12/01

S&P/Barra Value Index++                         $10,000      $11,059      $9,764

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund normally invests at least 65% of its total assets in equity securities of large-capitalization companies.
++ This unmanaged broad-based Index is comprised of all the stocks in the S&P 500 that have lower price-to-book ratios. The starting date for the Index in the graphs is from 6/30/00.

      Past performance is not indicative of future results.


              December 31, 2001 (6) Mercury QA Large Cap Value Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                                        % Return       % Return
                                                     Without Sales    With Sales
Class I Shares*                                          Charge        Charge**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                                  -15.54%       -19.97%
--------------------------------------------------------------------------------
Inception (6/02/00) through 12/31/01                     -11.10        -14.08
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                        % Return       % Return
                                                     Without Sales    With Sales
Class A Shares*                                          Charge        Charge**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                                  -15.80%       -20.22%
--------------------------------------------------------------------------------
Inception (6/02/00) through 12/31/01                     -11.39        -14.36
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                        % Return      % Return
                                                         Without        With
Class B Shares*                                           CDSC         CDSC**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                                   -16.46%       -19.80%
--------------------------------------------------------------------------------
Inception (6/02/00) through 12/31/01                     -12.00        -14.25
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                        % Return      % Return
                                                         Without        With
Class C Shares*                                           CDSC         CDSC**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                                  -16.46%       -17.30%
--------------------------------------------------------------------------------
Inception (6/02/00) through 12/31/01                     -12.00        -12.00
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS

                                  6-Month         12-Month       Since Inception
As of December 31, 2001        Total Return     Total Return      Total Return
--------------------------------------------------------------------------------
Class I*                          -11.20%         -15.54%            -16.97%
--------------------------------------------------------------------------------
Class A*                          -11.37          -15.80             -17.40
--------------------------------------------------------------------------------
Class B*                          -11.68          -16.46             -18.30
--------------------------------------------------------------------------------
Class C*                          -11.68          -16.46             -18.30
--------------------------------------------------------------------------------
S&P/Barra Value Index**            -9.53          -11.71              -2.36
--------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.

** This unmanaged broad-based Index is comprised of all of the stocks in the S&P 500 Index that have lower price-to-book ratios. Since inception total return is from 6/30/00.


              December 31, 2001 (7) Mercury QA Large Cap Value Fund

IMPORTANT TAX INFORMATION (UNAUDITED)

All of the ordinary income distribution paid to shareholders of record on December 4, 2001 qualify for the dividends received deduction for corporations.

Please retain this information for your records.

Custodian                               Transfer Agent

J.P. Morgan Chase Bank                  Financial Data Services, Inc.
4 Chase MetroTech Center, 18th Floor    4800 Deer Lake Drive East
Brooklyn, NY 11245                      Jacksonville, FL 32246-6484
                                        (888) 763-2260


              December 31, 2001 (8) Mercury QA Large Cap Value Fund

SCHEDULE OF INVESTMENTS

                                                                  In US Dollars
                                                             ----------------------
                   Shares                                                Percent of
Industries          Held          Common Stocks                 Value    Net Assets
-----------------------------------------------------------------------------------

BERMUDA
===================================================================================
Insurance             900  XL Capital Ltd. (Class A)         $    82,224    0.2%
-----------------------------------------------------------------------------------
                           Total Common Stocks in Bermuda
                           (Cost--$81,251)                        82,224    0.2
-----------------------------------------------------------------------------------

CANADA
===================================================================================
Communications     24,400  Nortel Networks Corporation           183,000    0.5
Equipment
-----------------------------------------------------------------------------------
Metal(s)            2,300  Alcan Aluminium Ltd.                   82,639    0.2
                    5,700  Barrick Gold Corporation               90,915    0.3
                                                             ----------------------
                                                                 173,554    0.5
-----------------------------------------------------------------------------------
Mining              2,100 +Inco Limited                           35,574    0.1
-----------------------------------------------------------------------------------
                           Total Common Stocks in Canada
                           (Cost--$391,591)                      392,128    1.1
-----------------------------------------------------------------------------------

NETHERLANDS
===================================================================================
Oil--International 15,800  Royal Dutch Petroleum Company
                             (NY Registered Shares)              774,516    2.2
-----------------------------------------------------------------------------------
                           Total Common Stocks in the
                           Netherlands (Cost--$928,565)          774,516    2.2
-----------------------------------------------------------------------------------

UNITED STATES
===================================================================================
Aerospace &         6,400  The Boeing Company                    248,192    0.7
Defense             1,400  General Dynamics Corporation          111,496    0.3
                    3,100  Lockheed Martin Corporation           144,677    0.4
                    3,500  United Technologies Corporation       226,205    0.7
                                                             ----------------------
                                                                 730,570    2.1
-----------------------------------------------------------------------------------
Airlines            1,000  Delta Air Lines, Inc.                  29,260    0.1
-----------------------------------------------------------------------------------
Aluminum            6,100  Alcoa Inc.                            216,855    0.6
-----------------------------------------------------------------------------------
Auto & Truck        5,700  Delphi Automotive
                             Systems Corporation                  77,862    0.2
-----------------------------------------------------------------------------------
Auto                  700  Johnson Controls, Inc.                 56,525    0.2
Components            300  Snap-On Incorporated                   10,098    0.0
                                                             ----------------------
                                                                  66,623    0.2
-----------------------------------------------------------------------------------
Automobile Parts    1,800  Genuine Parts Company                  66,060    0.2
-----------------------------------------------------------------------------------
Automobiles        12,265  Ford Motor Company                    192,806    0.5
                    4,000  General Motors Corporation            194,400    0.6
                                                             ----------------------
                                                                 387,206    1.1
-----------------------------------------------------------------------------------


              December 31, 2001 (9) Mercury QA Large Cap Value Fund

                                                                  In US Dollars
                                                             ----------------------
                   Shares                                                Percent of
Industries          Held          Common Stocks                 Value    Net Assets
-----------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================
Banks               3,900  BB&T Corporation                  $   140,829    0.4%
                   10,900  Bank of America Corporation           686,155    1.9
                    9,800  Bank One Corporation                  382,690    1.1
                   13,520  J.P. Morgan Chase & Co.               491,452    1.4
                    3,100  KeyCorp                                75,454    0.2
                    5,100  National City Corporation             149,124    0.4
                    2,500  PNC Bank Corp.                        140,500    0.4
                    2,500  SunTrust Banks, Inc.                  156,750    0.5
                    9,300  Wachovia Corporation                  291,648    0.8
                    7,350  Washington Mutual, Inc.               240,345    0.7
                   14,700  Wells Fargo Company                   638,715    1.8
                                                             ----------------------
                                                               3,393,662    9.6
-----------------------------------------------------------------------------------
Beverages             300  Adolph Coors Company (Class B)         16,020    0.1
                      500  Brown-Forman Corporation (Class B)     31,300    0.1
                    2,700  Coca-Cola Enterprises Inc.             51,138    0.1
                    1,700  The Pepsi Bottling Group, Inc.         39,950    0.1
                                                             ----------------------
                                                                 138,408    0.4
-----------------------------------------------------------------------------------
Broadcasting &      1,400  Leggett & Platt, Incorporated          32,200    0.1
Publishing
-----------------------------------------------------------------------------------
Building &            700  Centex Corporation                     39,963    0.1
Construction
-----------------------------------------------------------------------------------
Building            4,200  Masco Corporation                     102,900    0.3
Materials
-----------------------------------------------------------------------------------
Capital               200  Dana Corporation                        2,776    0.0
Equipment             700  Eaton Corporation                      52,087    0.2
                   14,100  Hewlett-Packard Company               289,614    0.8
                                                             ----------------------
                                                                 344,477    1.0
-----------------------------------------------------------------------------------
Chemicals           1,700  Air Products and Chemicals, Inc.       79,747    0.2
                    6,883  The Dow Chemical Company              232,508    0.7
                    8,100  E.I. du Pont de Nemours and Company   344,331    1.0
                      700  Great Lakes Chemical Corporation       16,996    0.0
                    1,700  PPG Industries, Inc.                   87,924    0.2
                      500  Sigma-Aldrich Corporation              19,705    0.1
                                                             ----------------------
                                                                 781,211    2.2
-----------------------------------------------------------------------------------
Commercial          5,900 +Cendant Corporation                   115,699    0.3
Services &          1,000 +Sabre Holdings Corporation             42,350    0.1
Supplies                                                     ----------------------
                                                                 158,049    0.4
-----------------------------------------------------------------------------------
Communications      7,100  Corning Incorporated                   63,332    0.2
Equipment          10,100 +JDS Uniphase Corporation               88,173    0.2
                   26,300  Lucent Technologies Inc.              165,427    0.5
                    3,200 +Tellabs, Inc.                          48,096    0.1
                                                             ----------------------
                                                                 365,028    1.0
-----------------------------------------------------------------------------------


             December 31, 2001 (10) Mercury QA Large Cap Value Fund

                                                                  In US Dollars
                                                             ----------------------
                   Shares                                                Percent of
Industries          Held          Common Stocks                 Value    Net Assets
-----------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================
Computer           10,300  Computer Associates
Services/                    International, Inc.             $   355,247    1.0%
Software            2,900 +Computer Sciences Corporation         142,042    0.4
                                                             ----------------------
                                                                 497,289    1.4
-----------------------------------------------------------------------------------
Computer            8,000 +Solectron Corporation                  90,240    0.3
Technology
-----------------------------------------------------------------------------------
Computers &         2,500 +Apple Computer, Inc.                   54,750    0.2
Peripherals        12,200  Compaq Computer Corporation           119,072    0.3
                                                             ----------------------
                                                                 173,822    0.5
-----------------------------------------------------------------------------------
Conglomerates       9,200  Honeywell International Inc.          311,144    0.9
-----------------------------------------------------------------------------------
Consumer--            500  Whirlpool Corporation                  36,665    0.1
Durables
-----------------------------------------------------------------------------------
Consumer--          1,800  Newell Rubbermaid Inc.                 49,626    0.1
Goods
-----------------------------------------------------------------------------------
Consumer--            600  The Black & Decker Corporation         22,638    0.1
Products
-----------------------------------------------------------------------------------
Containers            300  Bemis Company, Inc.                    14,754    0.0
                    1,400 +Pactiv Corporation                     24,850    0.1
                                                             ----------------------
                                                                  39,604    0.1
-----------------------------------------------------------------------------------
Distribution        3,800 +Costco Wholesale Corporation          168,644    0.5
-----------------------------------------------------------------------------------
Electric Utilities  1,000  Ameren Corporation                     42,300    0.1
                    2,600  American Electric Power
                             Company, Inc.                       113,178    0.3
                    1,600  Consolidated Edison, Inc.              64,576    0.2
                    1,300  DTE Energy Company                     54,522    0.2
                    2,000  Dominion Resources, Inc.              120,200    0.3
                    1,700  Entergy Corporation                    66,487    0.2
                    1,400  FPL Group, Inc.                        78,960    0.2
                    2,300  FirstEnergy Corp.                      80,454    0.2
                    1,112 +Mirant Corporation                     17,814    0.0
                    3,000  PG&E Corporation                       57,720    0.2
                    1,700  Progress Energy, Inc.                  76,551    0.2
                    1,600  Public Service Enterprise Group
                             Incorporated                         67,504    0.2
                    5,500  The Southern Company                  139,425    0.4
                    2,000  TXU Corp.                              94,300    0.3
                                                             ----------------------
                                                               1,073,991    3.0
-----------------------------------------------------------------------------------
Electrical          2,600  Xcel Energy, Inc.                      72,124    0.2
-----------------------------------------------------------------------------------
Electrical &        3,800 +The AES Corporation                    62,130    0.2
Electronics
-----------------------------------------------------------------------------------


             December 31, 2001 (11) Mercury QA Large Cap Value Fund

                                                                  In US Dollars
                                                             ----------------------
                   Shares                                                Percent of
Industries          Held          Common Stocks                 Value    Net Assets
-----------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================
Electrical            800  Cooper Industries, Inc.           $    27,936    0.1%
Equipment           5,000  Emerson Electric Co.                  285,500    0.8
                    2,500  Exelon Corporation                    119,700    0.3
                                                             ----------------------
                                                                 433,136    1.2
-----------------------------------------------------------------------------------
Electrical          2,300  Molex Incorporated                     71,185    0.2
Products
-----------------------------------------------------------------------------------
Electronic          3,500 +Agilent Technologies, Inc.             99,785    0.3
Equipment &           900  PerkinElmer, Inc.                      31,518    0.1
Instruments         4,500 +Sanmina Corporation                    89,550    0.2
                                                             ----------------------
                                                                 220,853    0.6
-----------------------------------------------------------------------------------
Electronics         6,900 +Micron Technology, Inc.               213,900    0.6
-----------------------------------------------------------------------------------
Electronics         1,800 +Jabil Circuit, Inc.                    40,896    0.1
Components
-----------------------------------------------------------------------------------
Energy              4,500  Schlumberger Limited                  247,275    0.7
Equipment &
Service
-----------------------------------------------------------------------------------
Energy Related      5,400  The Williams Companies, Inc.          137,808    0.4
-----------------------------------------------------------------------------------
Entertainment      13,500  The Walt Disney Company               279,720    0.8
-----------------------------------------------------------------------------------
Financial           9,700  American Express Company              346,193    1.0
Services              500  The Bear Stearns Companies Inc.        29,320    0.1
                    1,400  Capital One Financial Corporation      75,530    0.2
                   41,709  Citigroup Inc.                      2,105,470    6.0
                      900  Countrywide Credit Industries, Inc.    36,873    0.1
                    6,300  Freddie Mac                           412,020    1.2
                    9,200  FleetBoston Financial Corporation     335,800    0.9
                    1,300  Golden West Financial Corporation      76,505    0.2
                    1,900  The Hartford Financial Services
                             Group, Inc.                         119,377    0.3
                    3,200  Household International, Inc.         185,408    0.5
                    1,500  Lehman Brothers Holdings, Inc.        100,200    0.3
                    7,700  MBNA Corporation                      271,040    0.8
                    9,800  Morgan Stanley Dean Witter & Co.      548,212    1.5
                   15,007  U.S. Bancorp                          314,097    0.9
                                                             ----------------------
                                                               4,956,045   14.0
-----------------------------------------------------------------------------------
Food & Drug           600  SUPERVALU Inc.                         13,272    0.0
Retailing
-----------------------------------------------------------------------------------
Food                2,700  Albertson's, Inc.                      85,023    0.2
Merchandising
-----------------------------------------------------------------------------------
Food Products       5,800  Archer-Daniels-Midland Company         83,230    0.2
-----------------------------------------------------------------------------------
Forest Products     2,100  Georgia-Pacific Group                  57,981    0.2
-----------------------------------------------------------------------------------


             December 31, 2001 (12) Mercury QA Large Cap Value Fund

                                                                  In US Dollars
                                                             ----------------------
                   Shares                                                Percent of
Industries          Held          Common Stocks                 Value    Net Assets
-----------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================
Gaming              7,900 +Comcast Corporation (Class A)     $   284,400    0.8%
-----------------------------------------------------------------------------------
Gas Utilities       1,500  Sempra Energy                          36,825    0.1
-----------------------------------------------------------------------------------
HMO                   500 +Wellpoint Health Networks Inc.         58,425    0.2
-----------------------------------------------------------------------------------
Health Care           300  Bausch & Lomb Incorporated             11,298    0.0
Equipment &         1,600  Becton, Dickinson and Company          53,040    0.2
Supplies                                                     ----------------------
                                                                  64,338    0.2
-----------------------------------------------------------------------------------
Health Care         1,400  Aetna Inc. (New Shares)                46,186    0.1
Providers &           900  CIGNA Corporation                      83,385    0.2
Services            3,600  HCA Inc.                              138,744    0.4
                    2,900 +HEALTHSOUTH Corporation                42,978    0.1
                      700 +Manor Care, Inc.                       16,597    0.1
                                                             ----------------------
                                                                 327,890    0.9
-----------------------------------------------------------------------------------
Hospital Management 2,100 +Tenet Healthcare Corporation          123,312    0.4
-----------------------------------------------------------------------------------
Hotels,             1,000  Darden Restaurants, Inc.               35,400    0.1
Restaurants &       2,200  Marriott International, Inc.
Leisure                      (Class A)                            89,430    0.3
                    9,800  McDonald's Corporation                259,406    0.7
                                                             ----------------------
                                                                 384,236    1.1
-----------------------------------------------------------------------------------
Household             500  Pulte Corporation                      22,335    0.1
Durables
-----------------------------------------------------------------------------------
Industrial         14,100  Tyco International Ltd.               830,490    2.4
Conglomerates
-----------------------------------------------------------------------------------
Insurance           5,400  The Allstate Corporation              181,980    0.5
                        1  American International Group, Inc.         71    0.0
                    1,300  The Chubb Corporation                  89,700    0.3
                    4,900 +Clear Channel Communications, Inc.    249,459    0.7
                    1,400  Jefferson--Pilot Corporation           64,778    0.2
                    1,700  Lincoln National Corporation           82,569    0.2
                    6,900  MetLife, Inc.                         218,592    0.6
                      500  The Progressive Corporation            74,650    0.2
                    1,600  The St. Paul Companies, Inc.           70,352    0.2
                    2,400  UnumProvident Corporation              63,624    0.2
                      800  Vulcan Materials Company               38,352    0.1
                                                             ----------------------
                                                               1,134,127    3.2
-----------------------------------------------------------------------------------
Machinery           1,600  Danaher Corporation                    96,496    0.3
                    1,600  Dover Corporation                      59,312    0.2
                      400 +Navistar International Corporation     15,800    0.0
                      800  PACCAR Inc.                            52,496    0.2
                      900  Parker-Hannifin Corporation            41,319    0.1
                                                             ----------------------
                                                                 265,423    0.8
-----------------------------------------------------------------------------------
Machinery &         3,400  Caterpillar Inc.                      177,650    0.5
Equipment
-----------------------------------------------------------------------------------
Manufacturing       3,500  Illinois Tool Works Inc.              237,020    0.7
-----------------------------------------------------------------------------------


             December 31, 2001 (13) Mercury QA Large Cap Value Fund

                                                                  In US Dollars
                                                             ----------------------
                   Shares                                                Percent of
Industries          Held          Common Stocks                 Value    Net Assets
-----------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================
Media              29,200 +AOL Time Warner Inc.              $   937,320    2.6%
                      600 +TMP Worldwide Inc.                     25,740    0.1
                                                             ----------------------
                                                                 963,060    2.7
-----------------------------------------------------------------------------------
Merchandising       3,200  The May Department
                             Stores Company                      118,336    0.3
-----------------------------------------------------------------------------------
Metals & Mining     2,100  Newmont Mining Corporation             40,131    0.1
                      700  Phelps Dodge Corporation               22,680    0.1
                      300 +USX-U.S. Steel Group                    5,433    0.0
                    1,200  Worthington Industries, Inc.           17,040    0.0
                                                             ----------------------
                                                                  85,284    0.2
-----------------------------------------------------------------------------------
Multiline Retail    2,400 +Federated Department Stores, Inc.      98,160    0.3
                    5,600 +Kmart Corporation                      30,576    0.1
                                                             ----------------------
                                                                 128,736    0.4
-----------------------------------------------------------------------------------
Multimedia          2,500  Tribune Company                        93,575    0.2
                   11,800 +Viacom, Inc. (Class B)                520,970    1.5
                                                             ----------------------
                                                                 614,545    1.7
-----------------------------------------------------------------------------------
Natural Gas         5,368  El Paso Corporation                   239,467    0.7
-----------------------------------------------------------------------------------
Natural Gas--       6,000  Duke Energy Corporation               235,560    0.7
Pipelines           1,300  Kinder Morgan, Inc.                    72,397    0.2
                                                             ----------------------
                                                                 307,957    0.9
-----------------------------------------------------------------------------------
Natural             1,900  Burlington Resources Inc.              71,326    0.2
Resources
-----------------------------------------------------------------------------------
Oil                 4,600  Conoco Inc.                           130,180    0.4
-----------------------------------------------------------------------------------
Oil & Gas           1,320  Apache Corporation                     65,842    0.2
-----------------------------------------------------------------------------------
Oil & Gas           2,500  Transocean Sedco Forex Inc.            84,550    0.2
Producers
-----------------------------------------------------------------------------------
Oil--Integrated       600  Amerada Hess Corporation               37,500    0.1
                    8,011  ChevronTexaco Corporation             717,866    2.0
                    2,800  Phillips Petroleum Company            168,728    0.5
                                                             ----------------------
                                                                 924,094    2.6
-----------------------------------------------------------------------------------
Oil--              50,700  Exxon Mobil Corporation             1,992,510    5.6
International
-----------------------------------------------------------------------------------
Oil Services        2,600  Baker Hughes Incorporated              94,822    0.3
                    2,300  USX-Marathon Group                     69,000    0.2
                                                             ----------------------
                                                                 163,822    0.5
-----------------------------------------------------------------------------------
Paper & Forest      4,041  International Paper Company           163,054    0.5
Products              500  Temple-Inland, Inc.                    28,365    0.1
                    2,000  Weyerhaeuser Company                  108,160    0.3
                                                             ----------------------
                                                                 299,579    0.9
-----------------------------------------------------------------------------------
Paper Products        800  Willamette Industries, Inc.            41,696    0.1
-----------------------------------------------------------------------------------


             December 31, 2001 (14) Mercury QA Large Cap Value Fund

                                                                  In US Dollars
                                                             ----------------------
                   Shares                                                Percent of
Industries          Held          Common Stocks                 Value    Net Assets
-----------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================
Petroleum           2,200  Anadarko Petroleum Corporation    $   125,070    0.4%
                    2,700  Occidental Petroleum Corporation       71,631    0.2
                    2,100  Unocal Corporation                     75,747    0.2
                                                             ----------------------
                                                                 272,448    0.8
-----------------------------------------------------------------------------------
Pharmaceuticals       700  AmerisourceBergen Corporation          44,485    0.1
                    2,200  McKesson HBOC, Inc.                    82,280    0.2
                    1,600 +Watson Pharmaceuticals, Inc.           50,224    0.2
                                                             ----------------------
                                                                 176,989    0.5
-----------------------------------------------------------------------------------
Publishing          2,300  Deere & Company                       100,418    0.3
                    2,200  Gannett Co., Inc.                     147,906    0.4
                                                             ----------------------
                                                                 248,324    0.7
-----------------------------------------------------------------------------------
Railroads           3,300  Burlington Northern Santa Fe Corp.     94,149    0.3
                    2,200  Union Pacific Corporation             125,400    0.3
                                                             ----------------------
                                                                 219,549    0.6
-----------------------------------------------------------------------------------
Real Estate         1,800  Starwood Hotels & Resorts
Investment Trust             Worldwide, Inc.                      53,730    0.2
-----------------------------------------------------------------------------------
Retail              3,000  CVS Corporation                        88,800    0.3
                    1,500  Circuit City Stores--Circuit
                             City Group                           38,925    0.1
                    2,600  The Limited, Inc.                      38,272    0.1
                      300  Liz Claiborne, Inc.                    14,925    0.0
                    1,400  Loews Corporation                      77,532    0.2
                    3,800 +Safeway Inc.                          158,650    0.5
                    4,300  Sears, Roebuck & Co.                  204,852    0.6
                    3,900 +Staples, Inc.                          72,930    0.2
                                                             ----------------------
                                                                 694,886    2.0
-----------------------------------------------------------------------------------
Road & Rail         2,000  CSX Corporation                        70,100    0.2
-----------------------------------------------------------------------------------
Semiconductor       3,000 +Broadcom Corporation (Class A)        122,940    0.3
Equipment &         4,200 +LSI Logic Corporation                  66,276    0.2
Products            1,000 +Novellus Systems, Inc.                 39,450    0.1
                                                             ----------------------
                                                                 228,666    0.6
-----------------------------------------------------------------------------------
Semiconductors     25,600  Motorola, Inc.                        384,512    1.1
-----------------------------------------------------------------------------------
Software            2,600 +Advanced Micro Devices, Inc.           41,236    0.1
                    3,300 +BMC Software, Inc.                     54,021    0.2
                    2,700 +Compuware Corporation                  31,833    0.1
                                                             ----------------------
                                                                 127,090    0.4
-----------------------------------------------------------------------------------
Specialty Retail    5,300  The Gap, Inc.                          73,882    0.2
                    2,500 +Office Depot, Inc.                     46,350    0.1
                                                             ----------------------
                                                                 120,232    0.3
-----------------------------------------------------------------------------------
Steel                 600  Nucor Corporation                      31,776    0.1
-----------------------------------------------------------------------------------


             December 31, 2001 (15) Mercury QA Large Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                  In US Dollars
                                                             ----------------------
                   Shares                                                Percent of
Industries          Held          Common Stocks                 Value    Net Assets
-----------------------------------------------------------------------------------

UNITED STATES (concluded)
===================================================================================
Telecommunications 35,657  AT&T Corp.                        $   646,818    1.8%
                   22,244 +AT&T Wireless Services Inc.           319,646    0.9
                   15,400  BellSouth Corporation                 587,510    1.7
                    8,000  Qwest Communications
                             International Inc.                  113,040    0.3
                   24,300  SBC Communications Inc.               951,831    2.7
                    5,900  Sprint Corporation                    118,472    0.3
                   21,898  Verizon Communications              1,039,279    3.0
                   29,600 +WorldCom, Inc.                        416,768    1.2
                                                             ----------------------
                                                               4,193,364   11.9
-----------------------------------------------------------------------------------
Textiles              900  V. F. Corporation                      35,109    0.1
-----------------------------------------------------------------------------------
Textiles &          1,000 +Jones Apparel Group, Inc.              33,170    0.1
Apparel
-----------------------------------------------------------------------------------
Tobacco             1,200  Fortune Brands, Inc.                   47,508    0.1
-----------------------------------------------------------------------------------
Trading               600  W. W. Grainger, Inc.                   28,800    0.1
Companies &
Distributors
-----------------------------------------------------------------------------------
Transportation      6,450  Southwest Airlines Co.                119,196    0.3
-----------------------------------------------------------------------------------
Travel & Lodging    5,100  Carnival Corporation                  143,208    0.4
-----------------------------------------------------------------------------------
Utilities           2,300  Reliant Energy, Inc.                   60,996    0.2
-----------------------------------------------------------------------------------
Utilities--Gas      3,300  Dynegy Inc. (Class A)                  84,150    0.2
Pipeline
-----------------------------------------------------------------------------------
                           Total Common Stocks in the
                           United States (Cost--$35,123,012)  33,919,833   96.1
-----------------------------------------------------------------------------------
                           Total Investments in Common Stocks
                           (Cost--$36,524,419)                35,168,701   99.6
-----------------------------------------------------------------------------------
                   Face
                  Amount       Short-Term Securities
-----------------------------------------------------------------------------------
Commercial       $113,000  General Electric Capital Corp.,
Paper*                       1.82% due 1/02/2002                 112,994    0.3
-----------------------------------------------------------------------------------
                           Total Investments in Short-Term
                           Securities (Cost--$112,994)           112,994    0.3
-----------------------------------------------------------------------------------
                           Total Investments
                           (Cost--$36,637,413)                35,281,695   99.9

                           Other Assets Less Liabilities          39,447    0.1
                                                             ----------------------
                           Net Assets                        $35,321,142  100.0%
                                                             ----------------------
-----------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

+     Non-income producing security.

      See Notes to Financial Statements.


             December 31, 2001 (16) Mercury QA Large Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2001
-------------------------------------------------------------------------------------------------
Assets:
Investments, at value (identified cost--$36,637,413)                                $  35,281,695
Cash                                                                                          845
Dividends receivable                                                                       31,455
Prepaid registration fees                                                                  73,079
                                                                                    -------------
Total assets                                                                           35,387,074
                                                                                    -------------
-------------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Investment adviser                                               $      11,085
  Administrator                                                            9,938
  Distributor                                                              3,631
  Capital shares redeemed                                                    390           25,044
                                                                   -------------
Accrued expenses                                                                           40,888
                                                                                    -------------
Total liabilities                                                                          65,932
                                                                                    -------------
-------------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                          $  35,321,142
                                                                                    =============
-------------------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                 $         371
Class A Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                             2
Class B Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                            37
Class C Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                            18
Paid-in capital in excess of par                                                       42,907,138
Undistributed investment income--net                               $       3,396
Accumulated realized capital losses on investments--net               (6,234,102)
Unrealized depreciation on investments--net                           (1,355,718)
                                                                   -------------
Total accumulated losses--net                                                          (7,586,424)
                                                                                    -------------
Net assets                                                                          $  35,321,142
                                                                                    =============
-------------------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $30,723,001 and 3,707,124 shares
  outstanding                                                                       $        8.29
                                                                                    =============
Class A--Based on net assets of $168,769 and 20,428 shares
  outstanding                                                                       $        8.26
                                                                                    =============
Class B--Based on net assets of $2,997,867 and 366,932 shares
  outstanding                                                                       $        8.17
                                                                                    =============
Class C--Based on net assets of $1,431,505 and 175,281 shares
  outstanding                                                                       $        8.17
                                                                                    =============
-------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

             December 31, 2001 (17) Mercury QA Large Cap Value Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2001
-------------------------------------------------------------------------------------------------
Investment Income:

Dividends (net of $3,635 foreign withholding tax)                                    $    573,089
Interest                                                                                    5,067
                                                                                     ------------
Total income                                                                              578,156
                                                                                     ------------
-------------------------------------------------------------------------------------------------
Expenses:

Investment advisory fees                                             $    140,506
Administration fees                                                       122,943
Accounting services                                                        72,486
Registration fees                                                          71,534
Professional fees                                                          47,825
Printing and shareholder reports                                           27,576
Account maintenance and distribution fees--Class B                         23,484
Custodian fees                                                             19,519
Account maintenance and distribution fees--Class C                         14,609
Transfer agent fees--Class I                                                5,311
Director's fees and expenses                                                2,091
Transfer agent fees--Class B                                                  916
Transfer agent fees--Class C                                                  571
Pricing fees                                                                  472
Account maintenance fees--Class A                                             238
Transfer agent fees--Class A                                                   17
Other                                                                       7,420
                                                                     ------------
Total expenses before reimbursement                                       557,518
Reimbursement of expenses                                                 (22,442)
                                                                     ------------
Total expenses after reimbursement                                                        535,076
                                                                                     ------------
Investment income--net                                                                     43,080
                                                                                     ------------
-------------------------------------------------------------------------------------------------

Realized & Unrealized Loss on Investments--Net:

Realized loss on investments--net                                                      (6,147,455)
Change in unrealized appreciation/depreciation on investments--net                     (1,370,934)
                                                                                     ------------
Net Decrease in Net Assets Resulting from Operations                                 $ (7,475,309)
                                                                                     ============
-------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             December 31, 2001 (18) Mercury QA Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                          For the       For the Period
                                                        Year Ended     June 2, 2000+ to
Increase (Decrease) in Net Assets:                     Dec. 31, 2001     Dec. 31, 2000
---------------------------------------------------------------------------------------
Operations:

Investment income (loss)--net                          $     43,080        $     (7,826)
Realized loss on investments--net                        (6,147,455)            (86,647)
Change in unrealized appreciation/depreciation on
  investments--net                                       (1,370,934)             15,216
                                                       --------------------------------
Net decrease in net assets resulting from operations     (7,475,309)            (79,257)
                                                       --------------------------------
---------------------------------------------------------------------------------------

Dividends to Shareholders:

Investment income--net:
  Class I                                                   (43,394)                 --
  Class A                                                        (2)                 --
                                                       --------------------------------
Net decrease in net assets resulting from
  dividends to shareholders                                 (43,396)                 --
                                                       --------------------------------
---------------------------------------------------------------------------------------

Capital Share Transactions:

Net increase in net assets derived from capital
  share transactions                                     25,924,986          16,894,118
                                                       --------------------------------
---------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                             18,406,281          16,814,861
Beginning of period                                      16,914,861             100,000
                                                       --------------------------------
End of period*                                         $ 35,321,142        $ 16,914,861
                                                       ================================
---------------------------------------------------------------------------------------
*Undistributed investment income--net                  $      3,396        $      7,250
                                                       ================================
---------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


             December 31, 2001 (19) Mercury QA Large Cap Value Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class I
                                             ----------------------------------
                                               For the             For the
                                              Year Ended        Period June 2,
                                             December 31,     2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:          2001                2000
-------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period         $       9.83     $           10.00
                                             ----------------------------------
Investment income (loss)--net                         .02@                   --++
Realized and unrealized loss on
  investments--net                                  (1.55)                 (.17)
                                             ----------------------------------
Total from investment operations                    (1.53)                 (.17)
                                             ----------------------------------
Less dividends from investment income--net           (.01)                   --
                                             ----------------------------------
Net asset value, end of period               $       8.29     $            9.83
                                             ==================================
-------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                (15.54%)               (1.70%)@@
                                             ==================================
-------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                      1.41%                 1.50%*
                                             ==================================
Expenses                                            1.47%                 3.60%*
                                             ==================================
Investment income (loss)--net                        .24%                 (.04%)*
                                             ==================================
-------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)     $     30,723     $          14,806
                                             ==================================
Portfolio turnover                                132.59%                32.96%
                                             ==================================
-------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion or all of its management fee and, if applicable, reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Amount is less than $.01 per share.
 @    Based on average shares outstanding.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


             December 31, 2001 (20) Mercury QA Large Cap Value Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class A
                                             ----------------------------------
                                               For the             For the
                                              Year Ended        Period June 2,
                                             December 31,     2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:          2001                2000
-------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period         $       9.81     $           10.00
                                             ----------------------------------
Investment loss--net                                   --++@               (.01)
Realized and unrealized loss on
  investments--net                                  (1.55)                 (.18)
                                             ----------------------------------
Total from investment operations                    (1.55)                 (.19)
                                             ----------------------------------
Less dividends from investment income--net             --++                  --
                                             ----------------------------------
Net asset value, end of period               $       8.26     $            9.81
                                             ==================================
-------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                (15.80%)               (1.90%)@@
                                             ==================================
-------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                      1.67%                 1.75%*
                                             ==================================
Expenses                                            1.74%                 3.86%*
                                             ==================================
Investment loss--net                                (.01%)                (.22%)*
                                             ==================================
-------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)     $        169     $              35
                                             ==================================
Portfolio turnover                                132.59%                32.96%
                                             ==================================
-------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion or all of its management fee and, if applicable, reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Amount is less than $.01 per share.
 @    Based on average shares outstanding.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


             December 31, 2001 (21) Mercury QA Large Cap Value Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class B
                                             ----------------------------------
                                               For the             For the
                                              Year Ended        Period June 2,
                                             December 31,     2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:          2001                2000
-------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period         $       9.78     $           10.00
                                             ----------------------------------
Investment loss--net                                 (.07)@                (.02)
Realized and unrealized loss on
  investments--net                                  (1.54)                 (.20)
                                             ----------------------------------
Total from investment operations                    (1.61)                 (.22)
                                             ----------------------------------
Net asset value, end of period               $       8.17     $            9.78
                                             ==================================
-------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                (16.46%)               (2.20%)@@
                                             ==================================
-------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                      2.44%                 2.53%*
                                             ==================================
Expenses                                            2.52%                 4.65%*
                                             ==================================
Investment loss--net                                (.80%)               (1.02%)*
                                             ==================================
-------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)     $      2,998     $           1,100
                                             ==================================
Portfolio turnover                                132.59%                32.96%
                                             ==================================
-------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion or all of its management fee and, if applicable, reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
 @    Based on average shares outstanding.
@@    Aggregate total investment return.

      See Notes to Financial Statements.

             December 31, 2001 (22) Mercury QA Large Cap Value Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class C
                                             ----------------------------------
                                               For the             For the
                                              Year Ended        Period June 2,
                                             December 31,     2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:          2001                2000
-------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period         $       9.78     $           10.00
                                             ----------------------------------
Investment loss--net                                 (.07)@                (.04)
Realized and unrealized loss on
  investments--net                                  (1.54)                 (.18)
                                             ----------------------------------
Total from investment operations                    (1.61)                 (.22)
                                             ----------------------------------
Net asset value, end of period               $       8.17     $            9.78
                                             ==================================
-------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                (16.46%)              (2.20%)@@
                                             ==================================
-------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                      2.44%                 2.52%*
                                             ==================================
Expenses                                            2.51%                 4.62%*
                                             ==================================
Investment loss--net                                (.80%)               (1.02%)*
                                             ==================================
-------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)     $      1,431     $             974
                                             ==================================
Portfolio turnover                                132.59%                32.96%
                                             ==================================
-------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion or all of its management fee and, if applicable, reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
 @    Based on average shares outstanding.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


             December 31, 2001 (23) Mercury QA Large Cap Value Fund

      NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury QA Large Cap Value Fund (the "Fund") is part of the Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distributions expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of securities -- Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.

      (b) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.


             December 31, 2001 (24) Mercury QA Large Cap Value Fund

      (c) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Options -- The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      (d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

      (e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.


             December 31, 2001 (25) Mercury QA Large Cap Value Fund

      (f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (h) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $3,538 have been reclassified between undistributed net investment income and paid-in capital in excess of par. These reclassifications have no effect on net assets or net asset values per share.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      As compensation for its services to the Fund, Mercury Advisors receives monthly compensation at the annual rate of .40% of the average daily net assets of the Fund. For the year ended December 31, 2001, Mercury Advisors earned fees of $140,506, of which $22,442 was waived.

      The Fund has also entered into an Administration Agreement with Mercury Advisors. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                       Account      Distribution
                                                   Maintenance Fee      Fee
      --------------------------------------------------------------------------
      Class A                                           .25%             --
      --------------------------------------------------------------------------
      Class B                                           .25%            .75%
      --------------------------------------------------------------------------
      Class C                                           .25%            .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and select dealers also provide account maintenance and distribution services to the Fund. The ongoing account


             December 31, 2001 (26) Mercury QA Large Cap Value Fund maintenance fee compensates the Distributor, MLPF&S and select dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and select dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the year ended December 31, 2001, FAMD earned underwriting and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                                   FAMD   MLPF&S
      --------------------------------------------------------------------------
      Class I                                                      $536   $6,500
      --------------------------------------------------------------------------
      Class A                                                      $ 87   $1,712
      --------------------------------------------------------------------------

      For the year ended December 31, 2001, MLPF&S received contingent deferred sales charges of $14,926 and $844 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $14,808 and $11,204 relating to transactions subject to front-end sales charge waivers in Class I and Class A Shares, respectively.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Company's transfer agent.

      Prior to January 1, 2001, Mercury Advisors provided accounting services to the Fund at its cost and the Fund reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Fund. The Fund reimburses Mercury Advisors at its cost for such services. For the year ended December 31, 2001, the Fund reimbursed Mercury Advisors an aggregate of $12,687 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, PSI, FDS, FAMD, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $71,708,090 and $45,839,907, respectively.

      Net realized losses for the year ended December 31, 2001, and net unrealized losses as of December 31, 2001 were as follows:

                                                       Realized      Unrealized
                                                        Losses         Losses
      -------------------------------------------------------------------------
      Long-term investments                          $(6,147,455)   $(1,355,718)
                                                     --------------------------
      Total                                          $(6,147,455)   $(1,355,718)
                                                     ==========================
      -------------------------------------------------------------------------

             December 31, 2001 (27) Mercury QA Large Cap Value Fund

      As of December 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $2,198,613, of which $1,090,201 related to appreciated securities and $3,288,814 related to depreciated securities. The aggregate cost of investments at December 31, 2001 for Federal income tax purposes was $37,480,308.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $25,924,986 and $16,894,118 for the year ended December 31, 2001 and for the period June 2, 2000 to December 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Year Ended
      December 31, 2001                                Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                     4,708,162    $ 44,676,962
      Shares issued to shareholders in
      reinvestment of dividends                           5,167          43,356
                                                     --------------------------
      Total issued                                    4,713,329      44,720,318
      Shares redeemed                                (2,511,670)    (22,041,564)
                                                     --------------------------
      Net increase                                    2,201,659    $ 22,678,754
                                                     ==========================
      -------------------------------------------------------------------------

      Class I Shares for the Period June 2, 2000+
      to December 31, 2000                             Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                     1,742,820    $ 17,203,234
      Shares redeemed                                  (239,855)     (2,344,004)
                                                     --------------------------
      Net increase                                    1,502,965    $ 14,859,230
                                                     ==========================
      -------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class A Shares for the Year Ended
      December 31, 2001                                Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                        16,821    $    146,362
      Shares issued to shareholders in
      reinvestment of dividends                               1               2
                                                     --------------------------
      Total issued                                       16,822         146,364
      Shares redeemed                                       (12)            (97)
                                                     --------------------------
      Net increase                                       16,810    $    146,267
                                                     ==========================
      -------------------------------------------------------------------------

      Class A Shares for the Period June 2, 2000+
      to December 31, 2000                             Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                         3,884    $     36,921
      Shares redeemed                                    (2,766)        (26,602)
                                                     --------------------------
      Net increase                                        1,118    $     10,319
                                                     ==========================
      -------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


             December 31, 2001 (28) Mercury QA Large Cap Value Fund

      Class B Shares for the Year Ended
      December 31, 2001                                Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       351,788    $  3,187,524
      Shares redeemed                                   (97,319)       (818,442)
                                                     --------------------------
      Net increase                                      254,469    $  2,369,082
                                                     ==========================
      -------------------------------------------------------------------------

      Class B Shares for the Period June 2, 2000+
      to December 31, 2000                             Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       110,533    $  1,069,440
      Shares redeemed                                      (570)         (5,413)
                                                     --------------------------
      Net increase                                      109,963    $  1,064,027
                                                     ==========================
      -------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class C Shares for the Year Ended
      December 31, 2001                                Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       158,621    $  1,422,667
      Shares redeemed                                   (82,944)       (691,784)
                                                     --------------------------
      Net increase                                       75,677    $    730,883
                                                     ==========================
      -------------------------------------------------------------------------

      Class C Shares for the Period June 2, 2000+
      to December 31, 2000                             Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                        99,541    $    984,032
      Shares redeemed                                    (2,437)        (23,490)
                                                     --------------------------
      Net increase                                       97,104    $    960,542
                                                     ==========================
      -------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

(5)   Short-Term Borrowings:

      The Fund, along with certain other funds managed by Mercury Advisors and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the year ended December 31, 2001.


             December 31, 2001 (29) Mercury QA Large Cap Value Fund

      NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(6)   Distributions to Shareholders:

      The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 was as follows:

                                                         12/31/2001   12/31/2000
      --------------------------------------------------------------------------
      Distributions paid from:
        Ordinary income                                  $   43,396           --
                                                         ----------   ----------
      Total taxable distributions                        $   43,396           --
                                                         ==========   ==========
      --------------------------------------------------------------------------

      As of December 31, 2001, the components of accumulated losses on a tax basis were as follows:

      -----------------------------------------------------------------------
      Undistributed ordinary income--net                          $     3,396
      Undistributed long-term capital gains--net                           --
                                                                  -----------
      Total undistributed earnings--net                                 3,396
      Capital loss carryforward                                    (3,967,622)*
      Unrealized losses--net                                       (3,622,198)**
                                                                  -----------
      Total accumulated losses--net                               $(7,586,424)
                                                                  ===========
      -----------------------------------------------------------------------

    * On December 31, 2001, the Fund had a net capital loss carryforward of approximately $3,967,622, of which $25,952 expires in 2008 and $3,941,670 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.
   ** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales and the deferral of post-October capital losses for tax purposes.

(7)   Subsequent Event:

      On January 14, 2002, the Corporation's Board of Directors approved a proposal to liquidate the Fund. The Fund is expected to liquidate on or about March 28, 2002.


             December 31, 2001 (30) Mercury QA Large Cap Value Fund

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Mercury QA Large Cap Value Fund
(One of the Series constituting Mercury QA Equity Series, Inc.):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mercury QA Large Cap Value Fund as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period June 2, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury QA Large Cap Value Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 20, 2002


             December 31, 2001 (31) Mercury QA Large Cap Value Fund

OFFICERS AND DIRECTORS

INTERESTED DIRECTOR

====================================================================================================================================
                                                                                                       Number of
                                                                                                      Portfolios in   Other
                               Position(s)     Length                                                  Fund Complex   Directorships
                               Held            of Time           Principal Occupation(s)               Overseen by    Held by
Name, Address & Age            with Fund       Served            During Past 5 Years                     Director     Director
-----------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*                President and   1999 to present   Chairman, Americas Region since           196        None
800 Scudders Mill Road         Director                          2001, and Executive Vice
Plainsboro, NJ 08536                                             President since 1983 of Fund
Age: 61                                                          Asset Management ("FAM") and
                                                                 Merrill Lynch Investment
                                                                 Managers, L.P. ("MLIM");
                                                                 President of Merrill Lynch
                                                                 Mutual Funds since 1999;
                                                                 President of FAM Distributors,
                                                                 Inc. ("FAMD") since 1986 and
                                                                 Director thereof since 1991;
                                                                 Executive Vice President and
                                                                 Director of Princeton Services,
                                                                 Inc. ("Princeton Services")
                                                                 since 1993; President of
                                                                 Princeton Administrators, L.P.
                                                                 since 1988; Director of
                                                                 Financial Data Services, Inc.,
                                                                 since 1985.

* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P. The Director's term is unlimited.

INDEPENDENT DIRECTORS
====================================================================================================================================
                                                                                                  Number of
                                                                                                Portfolios in    Other
                              Position(s)   Length                                               Fund Complex    Directorships
                              Held          of Time           Principal Ocupation(s)             Overseen by     Held by
Name, Address & Age           with Fund     Served*           During Past 5 Years                  Director      Director
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum                Director      1978 to present   James R. Williston, Professor of       51          Cambridge
104 Westcliff Road                                            Investment Management Emeritus,                    Bancorp
Weston, MA 02493                                              Harvard Business School since
Age: 69                                                       1996.
------------------------------------------------------------------------------------------------------------------------------------
Laurie Simon Hodrick          Director      1999 to present   Professor of Finance and               51          Junior League
809 Uris Hall                                                 Economics, Graduate School of                      of Central
3022 Broadway                                                 Business, Columbia University                      Westchester
New York, NY 10027                                            since 1998; Associate Professor
Age: 39                                                       of Finance and Economics,
                                                              Graduate School of Business,
                                                              Columbia University from 1996 to
                                                              1998.
------------------------------------------------------------------------------------------------------------------------------------
Stephen B. Swensrud           Director      1983 to present   Chairman, Fernwood Advisors            90          Dana Farber
88 Broad Street, 2nd Floor                                    since 1996.                                        Cancer Institute;
Boston, MA 02110                                                                                                 Federation For
Age: 68                                                                                                          American
                                                                                                                 Immigration
                                                                                                                 Reform
------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Touchton            Director      1977 to present   Managing Partner of the Witt           51          Tampa Bay
Suite 3405,                                                   Touchton Company since 1972.                       History Center
One Tampa City Center
201 North Franklin Street
Tampa, FL 33062
Age: 63
------------------------------------------------------------------------------------------------------------------------------------


           December 31, 2001 (32 & 33) Mercury QA Large Cap Value Fund

OFFICERS AND DIRECTORS (CONCLUDED)

INDEPENDENT DIRECTORS (concluded)
====================================================================================================================================
                                                                                                  Number of
                                                                                                Portfolios in    Other
                              Position(s)   Length                                               Fund Complex    Directorships
                              Held          of Time           Principal Occupation(s)            Overseen by     Held by
Name, Address & Age           with Fund     Served*           During Past 5 Years                  Director      Director
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss                 Director      1999 to present   Managing Director of FGW               51          Watson Pharma-
16450 Maddalena Place                                         Associates since 1997; Vice                        ceuticals, Inc.;
Delray Beach, FL 33446                                        President, Planning Investment                     BTG Inter-
Age: 60                                                       and Development of Warner                          national PLC;
                                                              Lambert Co. from 1979 to 1997.                     Michael J. Fox
                                                                                                                 Foundation
                                                                                                                 for Parkinson's
                                                                                                                 Research

------------------------------------------------------------------------------------------------------------------------------------
* The Director's term is unlimited.
------------------------------------------------------------------------------------------------------------------------------------

FUND OFFICERS
====================================================================================================================================
                              Position(s) Held   Length of
Name, Address & Age           with Fund          Time Served         Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke               Vice President     Vice President      First Vice President of FAM and MLIM since 1997 and the
P.O. Box 9011                 and Treasurer      since 1999 and      Treasurer thereof since 1999; Senior Vice President and
Princeton, NJ 08543-9011                         Treasurer since     Treasurer of Princeton Services since 1999; Vice
Age: 41                                          1999                President of FAMD since 1999; Vice President of FAM and
                                                                     MLIM from 1990 to 1997; Director of Taxation of MLIM since
                                                                     1990.
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.           Senior Vice        2000 to present     President of FAM and MLIM since 2001; Co-Head (Americas
P.O. Box 9011                 President                              Region) of FAM and MLIM from 2000 to 2002; Director of
Princeton, NJ 08543-9011                                             Princeton Services since 1999; Chief Investment Officer
Age: 47                                                              of Oppenheimer Funds, Inc. in 1999 and Executive Vice
                                                                     President thereof from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Philip Green                  Senior Vice        1999 to present     Senior Vice President of the Investment Adviser and
P.O. Box 9011                 President                              certain of its affiliates since 1999; Managing Director
Princeton, NJ 08543-9011                                             and Portfolio Manager of Global Institutional Services
Age: 37                                                              at Bankers Trust from 1997 to 1999; Vice President of
                                                                     Quantitative Equities at Bankers Trust in 1996; Vice
                                                                     President of Asset Allocations Strategies at Bankers
                                                                     Trust from 1994 to 1996; Vice President of Foreign
                                                                     Exchange and Currency Overlay Strategies at Bankers
                                                                     Trust from 1988 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Frank Salerno                 Senior Vice        1999 to present     Chief Operating Officer, Institutional for MLIM
P.O. Box 9011                 President                              (Americas Region); First Vice President of the
Princeton, NJ 08543-9011                                             Investment Adviser and certain of its affiliates since
Age: 41                                                              1999; Managing Director and Chief Investment Officer of
                                                                     Structured Investments at Bankers Trust from 1995 to
                                                                     1999.
------------------------------------------------------------------------------------------------------------------------------------
Sidney Hoots                  Senior Vice        1999 to present     Senior Vice President of the Investment Adviser and
P.O. Box 9011                 President                              certain of its affiliates since 1999; Managing Director
Princeton, NJ 08543-9011                                             of Global Institutional Services at Bankers Trust from
Age: 40                                                              1992 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Ira P. Shapiro                Secretary          1999 to present     First Vice President of the Investment Adviser and
P.O. Box 9011                                                        certain of its affiliates since 1998; Director (Legal
Princeton, NJ 08543-9011                                             Advisory) of the Investment Adviser and certain of its
Age: 38                                                              affiliates from 1996 to 1997; Attorney with the
                                                                     Investment Adviser and certain of its affiliates from
                                                                     1993 to 1997.
------------------------------------------------------------------------------------------------------------------------------------

Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-888-763-2260.


           December 31, 2001 (34 & 35) Mercury QA Large Cap Value Fund

[LOGO] Merrill Lynch  Investment Managers

      MUTUAL            MANAGED           ALTERNATIVE        INSTITUTIONAL
      FUNDS             ACCOUNTS          INVESTMENTS       ASSET MANAGEMENT

                                [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury QA Large Cap Value Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper         #MERCQAVAL--12/01